SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts	The following table summarizes the activity in our credit losses for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Allowance for credit losses, beginning of year	$4,559	$4,085	$2,911
Cumulative effect of adoption of ASU No. 2016-13	—	435	—
Provisions charged to expense	342	1,840	1,355
Amounts written off	(2,791)	(1,922)	(152)
Other, including fluctuations in foreign exchange rates	—	121	(29)
Allowance for credit losses, end of year	$2,110	$4,559	$4,085